Taxation - Summary of Income Tax Expenses (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Major components of tax expense (income) [abstract]
Current income tax	¥ 927	¥ 718
Deferred income tax	44	243
Total income tax expense	¥ 971	¥ 961